Segment Information (Schedule of Revenues from Location and its Subsidiaries) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Intersegment transactions
Subtotal [Member]
Intersegment transactions	1,185,783	1,210,351	1,411,898
Eliminations & Corporate Items [Member]
Intersegment transactions	¥ (1,185,783)	¥ (1,210,351)	¥ (1,411,898)